Note 16 - Segmented Information - Non-current Assets, Liabilities and Operating Loss by Geographical Location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Non-current assets	$ 107,645	$ 113,151
Operating loss	25,576	25,274
Canada [member]
Statement Line Items [Line Items]
Non-current assets	54,308	59,488
Operating loss	14,288	10,868
Colombia [member]
Statement Line Items [Line Items]
Non-current assets	31,414	30,139
Operating loss	1,483	1,355
United States [member]
Statement Line Items [Line Items]
Non-current assets	2,517	2,412
Operating loss	7,506	9,882
Brazil [member]
Statement Line Items [Line Items]
Non-current assets	11,936	13,977
Operating loss	1,961	2,932
Peru [member]
Statement Line Items [Line Items]
Non-current assets	7,470	7,135
Operating loss	$ 338	$ 237